Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($M)	Company-Selected Measure: Revenue ($M)
	Eric Colson ($) (1)	Jason Gottlieb ($) (1)	Eric Colson ($) (2)	Jason Gottlieb ($) (2)			Total Shareholder Return ("TSR") ($) (3)	Peer Group TSR ($) (3)
2025	7,244,256	5,482,136	7,521,460	5,714,237	2,836,922	2,909,715	121.69	196.10	290.3	1,196.7
2024	6,789,609	—	7,266,233	—	3,368,892	3,588,347	118.46	186.85	259.7	1,111.8
2023	6,670,285	—	10,281,051	—	3,227,448	4,759,834	113.03	135.39	222.3	975.1
2022	6,756,387	—	4,298,330	—	3,481,157	2,468,774	70.56	110.22	206.8	993.3
2021	8,106,549	—	7,877,028	—	3,671,354	3,603,201	102.7	140.62	336.5	1,227.2

Company Selected Measure Name	revenue
Named Executive Officers, Footnote

(1) The PEO and non-PEO NEOs for each year shown are reflected in the table below:
Year	PEOs	Non-PEO NEOs
2025	Eric Colson and Jason Gottlieb	Charles J. Daley, Jr., Christopher Krein, Eileen Kwei and Samuel Sellers
2024	Eric Colson	Charles J. Daley, Jr., Jason Gottlieb, Christopher Krein and Eileen Kwei
2023	Eric Colson	Charles J. Daley, Jr., Jason Gottlieb, Christopher Krein and Eileen Kwei
2022	Eric Colson	Charles J. Daley, Jr., Jason Gottlieb, Christopher Krein and Sarah Johnson
2021	Eric Colson	Charles J. Daley, Jr., Jason Gottlieb, Christopher Krein and Sarah Johnson

Peer Group Issuers, Footnote

(3) TSR represents the cumulative total shareholder return for the last five completed fiscal years based on an initial fixed investment of $100 in common stock on December 31, 2020. The TSR peer group consists of the Dow Jones U.S. Asset Managers Index, , which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report on Form 10-K .

PEO Total Compensation Amount		$ 6,789,609	$ 6,670,285	$ 6,756,387	$ 8,106,549
PEO Actually Paid Compensation Amount		7,266,233	10,281,051	4,298,330	7,877,028
Adjustment To PEO Compensation, Footnote

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2025	Eric Colson	7,244,256	(1,891,879)	1,742,205	(445,188)	50,055	822,011	7,521,460
	Jason Gottlieb	5,482,136	(1,548,400)	1,425,900	(357,713)	47,766	664,548	5,714,237
	Other NEOs	2,836,922	(784,154)	722,117	(120,773)	14,838	240,765	2,909,715
2024	Eric Colson	6,789,609	(1,506,868)	1,546,012	(173,093)	(41,760)	652,333	7,266,233
	Other NEOs	3,368,892	(956,856)	981,712	(71,471)	(24,429)	290,499	3,588,347
2023	Eric Colson	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	Eric Colson	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	Eric Colson	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201

Non-PEO NEO Average Total Compensation Amount	$ 2,836,922	3,368,892	3,227,448	3,481,157	3,671,354
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,909,715	3,588,347	4,759,834	2,468,774	3,603,201
Adjustment to Non-PEO NEO Compensation Footnote

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2025	Eric Colson	7,244,256	(1,891,879)	1,742,205	(445,188)	50,055	822,011	7,521,460
	Jason Gottlieb	5,482,136	(1,548,400)	1,425,900	(357,713)	47,766	664,548	5,714,237
	Other NEOs	2,836,922	(784,154)	722,117	(120,773)	14,838	240,765	2,909,715
2024	Eric Colson	6,789,609	(1,506,868)	1,546,012	(173,093)	(41,760)	652,333	7,266,233
	Other NEOs	3,368,892	(956,856)	981,712	(71,471)	(24,429)	290,499	3,588,347
2023	Eric Colson	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	Eric Colson	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	Eric Colson	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures
Adjusted Operating Income*	Adjusted Operating Margin*
Revenue	Average Fee Rate
AUM Growth	Investment Performance
Organic Growth
*Adjusted measures are non-GAAP measures. See Annex A for information regarding our non-GAAP measures.

Total Shareholder Return Amount	$ 121.69	118.46	113.03	70.56	102.7
Peer Group Total Shareholder Return Amount	196.10	186.85	135.39	110.22	140.62
Net Income (Loss)	$ 290,300,000	$ 259,700,000	$ 222,300,000	$ 206,800,000	$ 336,500,000
Company Selected Measure Amount	1,196,700,000	1,111,800,000	975,100,000	993,300,000	1,227,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	AUM Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Margin*
Measure:: 6
Pay vs Performance Disclosure
Name	Average Fee Rate
Measure:: 7
Pay vs Performance Disclosure
Name	Investment Performance
Eric Colson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,244,256	$ 6,789,609	$ 6,670,285	$ 6,756,387	$ 8,106,549
PEO Actually Paid Compensation Amount	$ 7,521,460	7,266,233	10,281,051	4,298,330	7,877,028
PEO Name	Eric Colson
Jason Gottlieb [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,482,136	0	0	0	0
PEO Actually Paid Compensation Amount	$ 5,714,237	0	0	0	0
PEO Name	Jason Gottlieb
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,506,868)	(1,994,080)	(1,924,716)	(1,934,599)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,546,012	2,517,818	1,360,852	1,626,306
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(173,093)	2,432,598	(2,356,206)	(425,984)
PEO | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,760)	171,234	(42,466)	15,641
PEO | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		652,333	483,196	504,479	489,114
PEO | Eric Colson [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,891,879)
PEO | Eric Colson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,742,205
PEO | Eric Colson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,188)
PEO | Eric Colson [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,055
PEO | Eric Colson [Member] | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,011
PEO | Jason Gottlieb [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,548,400)
PEO | Jason Gottlieb [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,425,900
PEO | Jason Gottlieb [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,713)
PEO | Jason Gottlieb [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,766
PEO | Jason Gottlieb [Member] | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,548
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,154)	(956,856)	(930,787)	(1,147,092)	(1,054,970)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,117	981,712	1,175,254	811,892	901,643
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,773)	(71,471)	1,016,914	(862,686)	(139,873)
Non-PEO NEO | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,838	(24,429)	62,979	(40,324)	12,949
Non-PEO NEO | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 240,765	$ 290,499	$ 208,025	$ 225,827	$ 212,098